Pay vs Performance Disclosure	12 Months Ended
Dec. 30, 2023 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by SEC rules, we are providing the following information about the relationship between executive compensation and specified financial performance measures of the Company. For more information about the Company’s executive compensation program, refer to the CD&A starting on p. 29 and the Compensation Tables starting on p. 37.
					Value of Initial Fixed $100 Investment Based On:
Fiscal Year (a)(1)	Summary Compensation Table Total for PEO(2) (b)	Compensation Actually Paid to PEO(3) (c)	Average Summary Compensation Table Total for Non- PEO NEOs(2) (d)	Average Compensation Actually Paid to Non- PEO NEOs(3) (e)	Total Stockholder Return(4) (f)	Peer Group Total Stockholder Return(4) (g)	Net Income (thousands)(5) (h)	Adjusted EBITDA (thousands)(6) (i)
2023	$10,134,051	$17,566,372	$2,684,102	$4,140,034	$76	$115	$53,115	$322,377
(1)	Information for years prior to 2023 is not included because we were not a public reporting company until June 2023.
(2)
The amounts in column (b) are the amounts reported for our Chief Executive Officer, Mr. Walsh, in the “Total” column of the Summary Compensation Table for the specified fiscal year. The amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table for the specified fiscal year. The Non-PEO NEOs included for purposes of calculating the amounts in column (d) and in column (e) for fiscal 2023 are Jay Stasz, Jubran Tanious, Richard Medway and Mindy Geisser.

(3)
The amounts in column (c) and column (e) represent the amount of “compensation actually paid” to Mr. Walsh, and the average amount of “compensation actually paid” to our other NEOs as a group, for the specified fiscal year, as computed in accordance with Item 402(v) of Regulation S-K. To determine “compensation actually paid” under SEC rules, the amounts shown below were deducted and added to the Summary Compensation Table total compensation:

Calculation of “Compensation Actually Paid” for Fiscal 2023	PEO	Other NEOs (Average)
Summary Compensation Table (SCT) Total	$10,134,051	$2,684,102
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	—	($395,398)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	—	$450,415
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$2,140,769	$416,672
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$5,291,552	$984,243
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—
Compensation Actually Paid	$17,566,372	$4,140,034
(4)
The amounts reported in column (f) represent cumulative TSR of the Company under SEC rules from June 29, 2023, our first day of trading as a public company, through the last trading day for the specified fiscal year in the table. The amounts reported in column (g) represent peer group TSR under SEC rules for the same period, using the S&P Retail Select Industry Index, which is the peer group used in our Annual Report on Form 10-K for purposes of Item 201(e) of Regulation S-K.

(5)	The amounts reported in column (h) represent net income of the Company reported in our Annual Report on Form 10-K for the specified fiscal year.
(6)
The amounts reported in column (i) represent Adjusted EBITDA, which is a non-GAAP metric used in our annual incentive plan. We define Adjusted EBITDA as net income excluding the impact of interest expense, net income tax (benefit) expense, depreciation and amortization, loss on extinguishment of debt, stock-based compensation expense, non-cash occupancy-related costs, lease intangible asset expense, pre-opening expenses, store closing expenses, transaction costs, dividend-related bonuses, (gain) loss on foreign currency, and certain other adjustments. Please see Appendix A: Reconciliation to GAAP Measures, for a reconciliation of GAAP net income to Adjusted EBITDA. As described in the CD&A, the Adjusted EBITDA result used for purposes of the annual incentive is different than as reported in our Annual Report because we use an internal management reporting rate for constant currency purposes to account for the impact of foreign currency exchange rates in our AIP calculation.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(2)
The amounts in column (b) are the amounts reported for our Chief Executive Officer, Mr. Walsh, in the “Total” column of the Summary Compensation Table for the specified fiscal year. The amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table for the specified fiscal year. The Non-PEO NEOs included for purposes of calculating the amounts in column (d) and in column (e) for fiscal 2023 are Jay Stasz, Jubran Tanious, Richard Medway and Mindy Geisser.

Peer Group Issuers, Footnote
(4)
The amounts reported in column (f) represent cumulative TSR of the Company under SEC rules from June 29, 2023, our first day of trading as a public company, through the last trading day for the specified fiscal year in the table. The amounts reported in column (g) represent peer group TSR under SEC rules for the same period, using the S&P Retail Select Industry Index, which is the peer group used in our Annual Report on Form 10-K for purposes of Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 10,134,051
PEO Actually Paid Compensation Amount	$ 17,566,372
Adjustment To PEO Compensation, Footnote
(3)
The amounts in column (c) and column (e) represent the amount of “compensation actually paid” to Mr. Walsh, and the average amount of “compensation actually paid” to our other NEOs as a group, for the specified fiscal year, as computed in accordance with Item 402(v) of Regulation S-K. To determine “compensation actually paid” under SEC rules, the amounts shown below were deducted and added to the Summary Compensation Table total compensation:

Calculation of “Compensation Actually Paid” for Fiscal 2023	PEO	Other NEOs (Average)
Summary Compensation Table (SCT) Total	$10,134,051	$2,684,102
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	—	($395,398)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	—	$450,415
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$2,140,769	$416,672
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$5,291,552	$984,243
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—
Compensation Actually Paid	$17,566,372	$4,140,034

Non-PEO NEO Average Total Compensation Amount	$ 2,684,102
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,140,034
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The amounts in column (c) and column (e) represent the amount of “compensation actually paid” to Mr. Walsh, and the average amount of “compensation actually paid” to our other NEOs as a group, for the specified fiscal year, as computed in accordance with Item 402(v) of Regulation S-K. To determine “compensation actually paid” under SEC rules, the amounts shown below were deducted and added to the Summary Compensation Table total compensation:

Calculation of “Compensation Actually Paid” for Fiscal 2023	PEO	Other NEOs (Average)
Summary Compensation Table (SCT) Total	$10,134,051	$2,684,102
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	—	($395,398)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	—	$450,415
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$2,140,769	$416,672
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—	—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$5,291,552	$984,243
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—	—
Compensation Actually Paid	$17,566,372	$4,140,034

Compensation Actually Paid vs. Total Shareholder Return
Analysis of Information In the Pay Versus Performance Table
As discussed in the CD&A, the Company’s executive compensation program emphasizes long-term incentives together with annual cash incentives based on financial goals. Much of the compensation reflected in the table above for fiscal 2023 was approved prior to our becoming a public company. Although any single measure of Company performance for a particular year or period will not necessarily align with CAP as calculated under SEC rules, in accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.
CAP and Cumulative and Peer Group TSR: Because we did not become a public company until June 2023, the impact of our TSR and a comparison to our peer group TSR may vary over time. We did not use TSR as a financial performance measure within our incentive plans, but long-term equity incentives are a significant component of total compensation for our CEO and other NEOs. As a result, CAP may vary depending on TSR over time, particularly since CAP partly depends on the value of unvested awards.

Compensation Actually Paid vs. Net Income
Analysis of Information In the Pay Versus Performance Table
As discussed in the CD&A, the Company’s executive compensation program emphasizes long-term incentives together with annual cash incentives based on financial goals. Much of the compensation reflected in the table above for fiscal 2023 was approved prior to our becoming a public company. Although any single measure of Company performance for a particular year or period will not necessarily align with CAP as calculated under SEC rules, in accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.
CAP and Net Income: We did not use net income as a financial performance measure within our incentive plans for the time period presented in the table. Accordingly, we would not expect there to be a direct relationship between CAP and our net income.

Compensation Actually Paid vs. Company Selected Measure
Analysis of Information In the Pay Versus Performance Table
As discussed in the CD&A, the Company’s executive compensation program emphasizes long-term incentives together with annual cash incentives based on financial goals. Much of the compensation reflected in the table above for fiscal 2023 was approved prior to our becoming a public company. Although any single measure of Company performance for a particular year or period will not necessarily align with CAP as calculated under SEC rules, in accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.
CAP and Adjusted EBITDA: A portion of PEO CAP and average NEO CAP reflects payouts under our AIP, which used Adjusted EBITDA as the performance goal. Therefore, CAP is partly related to Adjusted EBITDA performance.

Total Shareholder Return Vs Peer Group
Analysis of Information In the Pay Versus Performance Table
As discussed in the CD&A, the Company’s executive compensation program emphasizes long-term incentives together with annual cash incentives based on financial goals. Much of the compensation reflected in the table above for fiscal 2023 was approved prior to our becoming a public company. Although any single measure of Company performance for a particular year or period will not necessarily align with CAP as calculated under SEC rules, in accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.
CAP and Cumulative and Peer Group TSR: Because we did not become a public company until June 2023, the impact of our TSR and a comparison to our peer group TSR may vary over time. We did not use TSR as a financial performance measure within our incentive plans, but long-term equity incentives are a significant component of total compensation for our CEO and other NEOs. As a result, CAP may vary depending on TSR over time, particularly since CAP partly depends on the value of unvested awards.

Tabular List, Table
Financial Performance Measures
In accordance with SEC rules, the following reflects the most important performance measure(s) we used to link compensation actually paid to our NEOs and Company performance for fiscal 2023:
Adjusted EBITDA
In addition, sponsor return, the closing of our IPO and stock price performance were used as performance vesting conditions in stock options granted prior to 2023, which may be reflected in “compensation actually paid” (CAP) calculation.

Total Shareholder Return Amount	$ 76
Peer Group Total Shareholder Return Amount	115
Net Income (Loss)	$ 53,115,000
Company Selected Measure Amount	322,377,000
PEO Name	Mr. Walsh
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(6)
The amounts reported in column (i) represent Adjusted EBITDA, which is a non-GAAP metric used in our annual incentive plan. We define Adjusted EBITDA as net income excluding the impact of interest expense, net income tax (benefit) expense, depreciation and amortization, loss on extinguishment of debt, stock-based compensation expense, non-cash occupancy-related costs, lease intangible asset expense, pre-opening expenses, store closing expenses, transaction costs, dividend-related bonuses, (gain) loss on foreign currency, and certain other adjustments. Please see Appendix A: Reconciliation to GAAP Measures, for a reconciliation of GAAP net income to Adjusted EBITDA. As described in the CD&A, the Adjusted EBITDA result used for purposes of the annual incentive is different than as reported in our Annual Report because we use an internal management reporting rate for constant currency purposes to account for the impact of foreign currency exchange rates in our AIP calculation.

PEO | Grant Date Fair Value of Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,140,769
PEO | Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,291,552
PEO | Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Grant Date Fair Value of Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(395,398)
Non-PEO NEO | Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	450,415
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	416,672
Non-PEO NEO | Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	984,243
Non-PEO NEO | Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0